SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ (144,413)	$ 84,685	$ (255)
Other assets	(7,583)	(3,333)	3,177
Accounts payable - operating	57,353	2,317	(6,119)
Non-cash operating activities	$ (94,643)	$ 83,669	$ (3,197)